Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	ALGER FUNDS II
Central Index Key	0000092751
Amendment Flag	false
Document Creation Date	Nov. 30, 2018
Document Effective Date	Dec. 03, 2018
Prospectus Date	Dec. 03, 2018
Alger Spectra Fund | Alger Spectra Fund Class Y
Prospectus:
Trading Symbol	ASPYX